Investments - Summary of associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
TOTAL ASSETS	€ 1,595,835	€ 1,508,250	€ 1,522,695
TOTAL LIABILITIES	1,498,782	1,416,928	1,412,036
Profit (loss)	9,653	(7,708)	8,116
Other accumulated comprehensive income	(32,719)	(33,144)	(24,168)
Total equity	97,053	91,322	110,659	€ 106,970
TOTAL LIABILITIES AND EQUITY	1,595,835	1,508,250	1,522,695
Ordinary activities income	24,989	23,149	25,949
Profit (loss) from continuing operations	9,653	(7,708)	8,116
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) attributable to the parent	8,124	€ (8,771)	€ 6,515
Aggregate amounts for entities accounted for using the equity method | Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Current assets	416
Non-current assets	13,062
TOTAL ASSETS	13,478
Current liabilities	180
Non current liabilities	6,602
TOTAL LIABILITIES	6,782
Profit (loss)	56
Other accumulated comprehensive income	(16)
Rest of equity	6,656
Total equity	6,696
TOTAL LIABILITIES AND EQUITY	13,478
Ordinary activities income	417
Profit (loss) from continuing operations	56
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Metrovacesa S.A.
Disclosure of associates [line items]
Current assets	2,452
Non-current assets	475
TOTAL ASSETS	2,927
Current liabilities	485
Non current liabilities	262
TOTAL LIABILITIES	747
Profit (loss)	(164)
Other accumulated comprehensive income	0
Rest of equity	2,344
Total equity	2,180
TOTAL LIABILITIES AND EQUITY	2,927
Ordinary activities income	150
Profit (loss) from continuing operations	(164)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Caceis
Disclosure of associates [line items]
Current assets	51,995
Non-current assets	70,137
TOTAL ASSETS	122,132
Current liabilities	7,708
Non current liabilities	110,259
TOTAL LIABILITIES	117,967
Profit (loss)	187
Other accumulated comprehensive income	24
Rest of equity	3,954
Total equity	4,165
TOTAL LIABILITIES AND EQUITY	122,132
Ordinary activities income	2,196
Profit (loss) from continuing operations	187
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Current assets	704
Non-current assets	12,785
TOTAL ASSETS	13,489
Current liabilities	259
Non current liabilities	12,441
TOTAL LIABILITIES	12,700
Profit (loss)	291
Other accumulated comprehensive income	(675)
Rest of equity	1,173
Total equity	789
TOTAL LIABILITIES AND EQUITY	13,489
Ordinary activities income	3,841
Profit (loss) from continuing operations	291
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | CNP Santander
Disclosure of associates [line items]
Current assets	155
Non-current assets	2,174
TOTAL ASSETS	2,329
Current liabilities	19
Non current liabilities	1,878
TOTAL LIABILITIES	1,897
Profit (loss)	86
Other accumulated comprehensive income	2
Rest of equity	344
Total equity	432
TOTAL LIABILITIES AND EQUITY	2,329
Ordinary activities income	785
Profit (loss) from continuing operations	86
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Ebury Partners Limited
Disclosure of associates [line items]
Current assets	688
Non-current assets	93
TOTAL ASSETS	781
Current liabilities	768
Non current liabilities	28
TOTAL LIABILITIES	796
Profit (loss)	(69)
Other accumulated comprehensive income	1
Rest of equity	53
Total equity	(15)
TOTAL LIABILITIES AND EQUITY	781
Ordinary activities income	124
Profit (loss) from continuing operations	(69)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander CACEIS Latam Holding 1, S.L.
Disclosure of associates [line items]
Current assets	151
Non-current assets	385
TOTAL ASSETS	536
Current liabilities	124
Non current liabilities	9
TOTAL LIABILITIES	133
Profit (loss)	39
Other accumulated comprehensive income	(288)
Rest of equity	652
Total equity	403
TOTAL LIABILITIES AND EQUITY	536
Ordinary activities income	115
Profit (loss) from continuing operations	39
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | U.C.I., S.A. - Consolidated
Disclosure of associates [line items]
Current assets	368
Non-current assets	10,963
TOTAL ASSETS	11,331
Current liabilities	55
Non current liabilities	10,856
TOTAL LIABILITIES	10,911
Profit (loss)	6
Other accumulated comprehensive income	(11)
Rest of equity	425
Total equity	420
TOTAL LIABILITIES AND EQUITY	11,331
Ordinary activities income	239
Profit (loss) from continuing operations	6
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Hyundai Capital UK Limited
Disclosure of associates [line items]
Current assets	1,837
Non-current assets	2,501
TOTAL ASSETS	4,338
Current liabilities	1,619
Non current liabilities	2,317
TOTAL LIABILITIES	3,936
Profit (loss)	79
Other accumulated comprehensive income	5
Rest of equity	318
Total equity	402
TOTAL LIABILITIES AND EQUITY	4,338
Ordinary activities income	845
Profit (loss) from continuing operations	79
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Fortune Auto Finance Co., LTD
Disclosure of associates [line items]
Current assets	670
Non-current assets	2,511
TOTAL ASSETS	3,181
Current liabilities	34
Non current liabilities	2,702
TOTAL LIABILITIES	2,736
Profit (loss)	61
Other accumulated comprehensive income	25
Rest of equity	359
Total equity	445
TOTAL LIABILITIES AND EQUITY	3,181
Ordinary activities income	278
Profit (loss) from continuing operations	61
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of associates [line items]
Current assets	112
Non-current assets	1,666
TOTAL ASSETS	1,778
Current liabilities	193
Non current liabilities	932
TOTAL LIABILITIES	1,125
Profit (loss)	76
Other accumulated comprehensive income	1
Rest of equity	576
Total equity	653
TOTAL LIABILITIES AND EQUITY	1,778
Ordinary activities income	763
Profit (loss) from continuing operations	76
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Banco RCI Brasil S.A.
Disclosure of associates [line items]
Current assets	5
Non-current assets	1,694
TOTAL ASSETS	1,699
Current liabilities	50
Non current liabilities	1,408
TOTAL LIABILITIES	1,458
Profit (loss)	25
Other accumulated comprehensive income	(228)
Rest of equity	444
Total equity	241
TOTAL LIABILITIES AND EQUITY	1,699
Ordinary activities income	165
Profit (loss) from continuing operations	25
Profit/(loss) after tax from discontinued operations	€ 0